GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14:	GEOGRAPHIC INFORMATION

a.
The Company operates in a single reportable segment as a provider of software solutions. See Note 1 for a brief description of the Company's business. The data below is presented in accordance with ASC 280, "Segment Reporting".

b.	Geographic information:

The following table sets forth revenues by country based on the billing address of the customer. Other than as shown below, no other country accounted for more than 10% of the Company's revenues during the years ended December 31, 2012, 2013 and 2014.

		Year ended December 31,
		2012	2013	2014
1.	Revenues:

	North America*	$35,519	$44,237	$49,585
	United Kingdom	26,630	31,115	34,961
	Israel	23,100	23,009	28,821
	Rest of Europe	16,140	24,862	28,351
	Asia Pacific	12,520	12,154	15,732

		$113,909	$135,377	$157,450

*   Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $1,900, $1,100 and $558 of revenues derived from Canada in the years ended December 31, 2012, 2013 and 2014, respectively.

		December 31,
		2013	2014
2.	Property and equipment:

	Israel	$4,180	$3,722
	North America	231	146
	Rest of the world	852	895

		$5,263	$4,763

c.	Major customer data:

The following table sets forth revenues from major customers during the years ended December 31, 2012, 2013 and 2014.

	Year ended December 31,
	2012	2013	2014

Customer A	12%	*)	*)
Customer B	*)	*)	11%

*) Less than 10%.